Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Unaudited Interim Condensed Consolidated Profit and Loss Account

Unaudited Interim Condensed Consolidated Profit and Loss Account

	June 30,	June 30,
	2026	2025
Staking revenue from RockawayX Infra Ltd	$2,757	$-
Equity based expenses	827	608
General and administrative expenses	3,439	544
Total related party transactions reported in the unaudited interim condensed consolidated statement of profit or loss	$(1,509)	$(1,152)

Schedule of Unaudited Interim Condensed Consolidated Statement of Financial Position

Unaudited Interim Condensed Consolidated Statement of Financial Position

	June 30,	December 31,
	2026	2025
Accounts receivable and other receivables, net:
Directors and former directors	$1	$1
Affiliates of directors and former directors	-	106
Prepaid expenses and other current assets:
Directors and former directors	$628	$731
Prepayment for digital assets:
Other related parties	$-	$33,699
Digital assets held in custody:
Held by Payward, Inc. (Kraken), an affiliate company of a related party	$63,654	$91,855
Investment in private company shares:
Common shares issued by Payward, Inc. (Kraken)	$6,978	$-
Accounts payable:
Directors and former directors	$38	$257
Affiliates of directors and former directors	-	67
Minority shareholders	4	81
Accrued and other current liabilities:
Directors and former directors	$200	$-
Strategic Advisors	780	278
Minority shareholders	1	-
Other related parties	200	-

Schedule of Key Management Compensation

The remuneration of directors and other members of key management personnel during the six months ended June 30, 2026 and 2025 were as follows:

	June 30,	June 30,
	2026	2025
Key management personnel compensation	$1,113	$98
Directors’ fees	$623	$115
Stock-based compensation	$827	$608

Schedule of Shares Issued to and Held by the Company’s Related Parties

As of June 30, 2026 and 2025 total shares issued to and held by the Company’s related parties were as follows:

	2026		2025
	Shares held	Carrying Value at June 30	Shares held	Carrying Value at June 30
Directors and former directors	63,250	$6,195	63,250	$6,195
Directors that are also Strategic Advisors	3,192,790	$183,694	894,790	$172,273
Affiliate of directors and former directors	1,838,246	$126,209	1,377,136	$125,978
Officers and former officers	-	$2,650	-	$2,650
Other related parties	204,423	$37,567	204,423	$37,567

Schedule of Equity Warrants Issued

As of June 30, 2026 and 2025 total equity warrants issued to and held by the Company’s related parties were as follows:

	2026		2025
	Warrants held	Carrying Value at June 30	Warrants held	Carrying Value at June 30
Directors that are also Strategic Advisors	447,106	$76,175	447,106	$76,175
Affiliate of directors and former directors	1,155,555	$24,555	1,616,665	$35,274
Other related parties	88,887	$15,224	88,887	$15,224